Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of long term debt

	Note	December 31, 2024	December 31, 2023
Credit Facility	14(a)	$395,844	$317,488
Convertible debentures	14(b)	129,106	129,750
Equipment financing	14(c)	253,639	220,466
Mortgage	14(e)	27,600	28,429
Unamortized deferred financing costs	14(f)	(2,596)	(3,514)
		$803,593	$692,619
Less: current portion of long-term debt		(84,194)	(81,306)
		$719,399	$611,313

	Note	December 31, 2024	December 31, 2023
Finance lease obligations	9	$54,558	$52,851
Financing obligations	14(d)	197,018	162,266
Promissory notes		2,063	5,349
Equipment financing		$253,639	$220,466

Year ended,	December 31, 2024			December 31, 2023
	Additions	Payments	Change in foreign exchange rates	Additions	Payments	Change in foreign exchange rates
Finance lease obligations	$30,377	$(28,860)	$190	$58,675	$(48,601)	$973
Financing obligations	114,930	(77,363)	(2,815)	233,668	(110,306)	6,015
Promissory notes	—	(3,286)	—	—	(5,889)	—
	$145,307	$(109,509)	$(2,625)	$292,343	$(164,796)	$6,988

	December 31, 2024	December 31, 2023
Cost	$6,336	$6,336
Accumulated amortization	3,740	2,822
	$2,596	$3,514

Schedule of convertible debt
b) Convertible debentures

	December 31, 2024	December 31, 2023
5.50% convertible debentures	$74,106	$74,750
5.00% convertible debentures	55,000	55,000
	$129,106	$129,750
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.23	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$25.29	$2,691